UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419


Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH               July 6, 2011
       ---------------                 -----------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          115
                                         -----------

Form 13F Information Table Value Total:  $   215,231
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------  -------------  ---------  ----------  ---------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                 TITLE OF                  VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
       NAME OF ISSUER              CLASS        CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
-----------------------------  -------------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ ----
ABBOTT LABS                    Common Stocks  002824100         335       6,375             SOLE                   6,375      0    0
ADOBE SYSTEMS                  Common Stocks  00724F101         449      14,290             SOLE                  14,290      0    0
AGNICO-EAGLE MINES             Common Stocks  008474108         628       9,945             SOLE                   9,945      0    0
ALLIANCE BERNSTEIN             Common Stocks  01881G106         493      25,371             SOLE                  25,371      0    0
ALTRIA GROUP                   Common Stocks  02209S103         659      24,962             SOLE                  24,962      0    0
ANNALY CAPITAL MANAGEMENT INC  Common Stocks  035710409         613      33,960             SOLE                  33,960      0    0
ARCHER-DAN-MID                 Common Stocks  039483102         659      21,847             SOLE                  21,847      0    0
BANK OF AMERICA                Common Stocks  060505104       1,020      93,024             SOLE                  93,024      0    0
BLACKROCK INC                  Common Stocks  09247X101         277       1,443             SOLE                   1,443      0    0
BP PLC SPONS ADR               Common Stocks  055622104       1,408      31,786             SOLE                  31,786      0    0
BRISTOL MYERS SQUIBB           Common Stocks  110122108       2,419      83,530             SOLE                  83,530      0    0
CISCO SYSTEMS                  Common Stocks  17275R102         899      57,587             SOLE                  57,587      0    0
CITIGROUP INC                  Common Stocks  172967424         973      23,367             SOLE                  23,367      0    0
COCA-COLA CO                   Common Stocks  191216100         503       7,481             SOLE                   7,481      0    0
COLGATE PALMOLIVE              Common Stocks  194162103         985      11,264             SOLE                  11,264      0    0
DIAGEO PLC-ADR                 Common Stocks  25243Q205         343       4,191             SOLE                   4,191      0    0
DOW CHEMICAL                   Common Stocks  260543103         531      14,745             SOLE                  14,745      0    0
ENERGY TRANSFER PARTNERS       Common Stocks  29273R109         736      15,066             SOLE                  15,066      0    0
EXXON MOBIL CORP               Common Stocks  30231G102       1,102      13,535             SOLE                  13,535      0    0
FLUOR CORP                     Common Stocks  343412102         384       5,936             SOLE                   5,936      0    0
FREEPORT CORP                  Common Stocks  35671D857         287       5,425             SOLE                   5,425      0    0
GOLDMAN SACHS GROUP INC        Common Stocks  38141G104       1,045       7,855             SOLE                   7,855      0    0
HEINEKEN NV ADR                Common Stocks  423012202         341      11,345             SOLE                  11,345      0    0
JANUS CAP GROUP INC            Common Stocks  47102X105         251      26,575             SOLE                  26,575      0    0
JEFFERIES GROUP                Common Stocks  472319102         858      42,043             SOLE                  42,043      0    0
KROGER CO                      Common Stocks  501044101         660      26,606             SOLE                  26,606      0    0
LABORATORY CORP                Common Stocks  50540R409         233       2,412             SOLE                   2,412      0    0
LLOYDS TSB GROUP PLC ADR       Common Stocks  539439109         612     196,093             SOLE                 196,093      0    0
MARATHON OIL CORP              Common Stocks  565849106       1,325      25,144             SOLE                  25,144      0    0
MARKET VECTORS DOUBLE SHO      Common Stocks  617480280         240       6,422             SOLE                   6,422      0    0
MERCK & CO INC - NEW           Common Stocks  58933Y105         855      24,222             SOLE                  24,222      0    0
MICROSOFT CORP                 Common Stocks  594918104       2,655     102,119             SOLE                 102,119      0    0
MONSANTO CO NEW                Common Stocks  61166W101         423       5,825             SOLE                   5,825      0    0
NESTLE                         Common Stocks  641069406         571       9,207             SOLE                   9,207      0    0
PAYCHEX INC                    Common Stocks  704326107         749      24,384             SOLE                  24,384      0    0
PFIZER INC                     Common Stocks  717081103         813      39,486             SOLE                  39,486      0    0
PHILIP MORRIS INTERNATIONAL    Common Stocks  718172109         868      13,005             SOLE                  13,005      0    0
PLAINS ALL AMERICAN PIPEL      Common Stocks  726503105         204       3,187             SOLE                   3,187      0    0
PROCTER & GAMBL                Common Stocks  742718109         252       3,966             SOLE                   3,966      0    0
RAYMOND JAMES FIN              Common Stocks  754730109         861      26,769             SOLE                  26,769      0    0
REPSOL                         Common Stocks  76026T205         226       6,498             SOLE                   6,498      0    0
SCHLUMBERGER                   Common Stocks  806857108       1,257      14,550             SOLE                  14,550      0    0
SCHWAB CHARLES CORP            Common Stocks  808513105         354      21,540             SOLE                  21,540      0    0
SEASPAN CORP                   Common Stocks  Y75638109         367      25,146             SOLE                  25,146      0    0
SOUTHERN CO                    Common Stocks  842587107         252       6,240             SOLE                   6,240      0    0
SUNOCO LOGISTICS PARTNERS      Common Stocks  86764L108         582       6,761             SOLE                   6,761      0    0
SYSCO CORP                     Common Stocks  871829107         393      12,589             SOLE                  12,589      0    0
TEEKAY TANKERS                 Common Stocks  Y8565N102         414      44,050             SOLE                  44,050      0    0
TRANSOCEAN INC NEW             Common Stocks  H8817H100       1,185      18,358             SOLE                  18,358      0    0
UNITED PARCEL SERVICE B        Common Stocks  911312106         792      10,858             SOLE                  10,858      0    0
VODAFONE GROUP                 Common Stocks  92857W209       1,920      71,872             SOLE                  71,872      0    0
WALT DISNEY CO                 Common Stocks  254687106         586      15,014             SOLE                  15,014      0    0
AMERICAN SAFETY INSURANCE      Common Stocks  G02995101       1,296      67,693             SOLE                  67,693      0    0
ANNALY CAPITAL MANAGEMENT INC  Common Stocks  035710409       2,185     121,133             SOLE                 121,133      0    0
APACHE CORP                    Common Stocks  037411105         464       3,758             SOLE                   3,758      0    0
BABCOCK & WILCOX               Common Stocks  05615F102       2,411      87,023             SOLE                  87,023      0    0
BARD C R                       Common Stocks  067383109         399       3,632             SOLE                   3,632      0    0
BENEFICIAL MUTU                Common Stocks  08173R104       2,575     313,416             SOLE                 313,416      0    0
BIG LOTS INC.                  Common Stocks  089302103       3,107      93,713             SOLE                  93,713      0    0
BIOMED REALTY TR               Common Stocks  09063H107       3,531     183,542             SOLE                 183,542      0    0
CAPITOL FEDERAL FINANCIAL
  Inc New                      Common Stocks  14057J101       2,699     229,508             SOLE                 229,508      0    0
CAPSTEAD MORTGAGE CORP         Common Stocks  14067E506       1,241      92,586             SOLE                  92,586      0    0
CAREFUSION CORP                Common Stocks  14170T101       1,417      52,163             SOLE                  52,163      0    0
CBIZ                           Common Stocks  124805102         660      89,639             SOLE                  89,639      0    0
CHICOPEE BANCORP INC           Common Stocks  168565109       1,322      92,419             SOLE                  92,419      0    0
CMS ENERGY                     Common Stocks  125896100       5,200     264,091             SOLE                 264,091      0    0
COMPLETE PRODUCTION SVCS INC   Common Stocks  20453E109       4,151     124,440             SOLE                 124,440      0    0
CONSOL ENERGY INC              Common Stocks  20854P109         279       5,757             SOLE                   5,757      0    0
CYPRESS SHARPRIDGE             Common Stocks  23281A307       1,557     121,572             SOLE                 121,572      0    0
DIAMOND HILL INVESTMENT GROUP  Common Stocks  25264R207       2,177      26,775             SOLE                  26,775      0    0
DOLLAR TREE STO                Common Stocks  256746108       5,220      78,351             SOLE                  78,351      0    0
ENSCO PLC                      Common Stocks  29358Q109       2,982      55,951             SOLE                  55,951      0    0
EZCORP INC                     Common Stocks  302301106      10,267     288,594             SOLE                 288,594      0    0
FIRST CASH FINANCIAL SVCS      Common Stocks  31942D107       6,858     163,328             SOLE                 163,328      0    0
FISERV INC                     Common Stocks  337738108       2,725      43,503             SOLE                  43,503      0    0
FRONTIER COMMUNICATIONS        Common Stocks  35906A108         208      25,728             SOLE                  25,728      0    0
FTI CONSULTING INC             Common Stocks  302941109       4,859     128,077             SOLE                 128,077      0    0
HANESBRANDS INC                Common Stocks  410345102       3,845     134,686             SOLE                 134,686      0    0
HCC INSURANCE                  Common Stocks  404132102       4,719     149,809             SOLE                 149,809      0    0
HELEN OF TROY                  Common Stocks  G4388N106       1,407      40,738             SOLE                  40,738      0    0
HELIX ENERGY SOLUTIONS GROUP   Common Stocks  42330P107       1,182      71,371             SOLE                  71,371      0    0
ICON PLC                       Common Stocks  45103T107       2,691     114,225             SOLE                 114,225      0    0
ICU MEDICAL INC                Common Stocks  44930G107       5,340     122,203             SOLE                 122,203      0    0
ISHARES RUSSELL 2000 VALUE     Common Stocks  464287630         815      11,106             SOLE                  11,106      0    0
JARDEN CORP                    Common Stocks  471109108       4,344     125,870             SOLE                 125,870      0    0
JOHN WILEY & SONS INC          Common Stocks  968223206       3,854      74,096             SOLE                  74,096      0    0
KBR INC                        Common Stocks  48242W106       3,320      88,089             SOLE                  88,089      0    0
LEAPFROG ENTERPRISES INC       Common Stocks  52186N106       1,754     415,754             SOLE                 415,754      0    0
LENDER PROCESSING              Common Stocks  52602E102       1,815      86,793             SOLE                  86,793      0    0
LKQ CORP                       Common Stocks  501889208       1,601      61,346             SOLE                  61,346      0    0
LTC PROPERTIES                 Common Stocks  502175102       5,618     201,951             SOLE                 201,951      0    0
McDERMOTT INTL                 Common Stocks  580037109       4,306     217,372             SOLE                 217,372      0    0
MERCK & CO INC - NEW           Common Stocks  58933Y105         402      11,403             SOLE                  11,403      0    0
MICROSOFT CORP                 Common Stocks  594918104         251       9,649             SOLE                   9,649      0    0
NAVIOS MARITIME                Common Stocks  Y62196103       2,431     472,114             SOLE                 472,114      0    0
OMEGA HEALTHCARE REIT          Common Stocks  681936100       6,011     286,111             SOLE                 286,111      0    0
PETROHAWK ENERGY CORP          Common Stocks  716495106       2,054      83,255             SOLE                  83,255      0    0
PIONEER NATURAL RESOURCES CO   Common Stocks  723787107         355       3,965             SOLE                   3,965      0    0
QUANTA SERVICES INC            Common Stocks  74762E102       4,283     212,023             SOLE                 212,023      0    0
RENT-A-CENTER                  Common Stocks  76009N100       3,512     114,914             SOLE                 114,914      0    0
REPUBLIC SVCS INC              Common Stocks  760759100       2,849      92,334             SOLE                  92,334      0    0
SANDRIDGE ENERGY INC           Common Stocks  80007P307       3,632     340,730             SOLE                 340,730      0    0
SHIRE PHARM-ADR                Common Stocks  82481R106         448       4,760             SOLE                   4,760      0    0
SUPERIOR ENERGY                Common Stocks  868157108       1,573      42,366             SOLE                  42,366      0    0
THERMO FISHER SCIENTIFIC INC   Common Stocks  883556102         731      11,355             SOLE                  11,355      0    0
TRANSCEND SVS                  Common Stocks  893929208       1,467      49,916             SOLE                  49,916      0    0
TRIUMPH GROUP                  Common Stocks  896818101       3,867      38,831             SOLE                  38,831      0    0
UIL HOLDINGS CORP              Common Stocks  902748102       3,128      96,695             SOLE                  96,695      0    0
VALMONT INDUS                  Common Stocks  920253101       3,562      36,957             SOLE                  36,957      0    0
VANTAGE DRILLING               Common Stocks  G93205113       1,514     831,750             SOLE                 831,750      0    0
VERISIGN INC                   Common Stocks  92343E102       4,902     146,504             SOLE                 146,504      0    0
WARNER CHILCOTT                Common Stocks  G94368100       3,826     158,559             SOLE                 158,559      0    0
WESTFIELD FINANCIAL INC        Common Stocks  96008P104       1,009     124,299             SOLE                 124,299      0    0
WINDSTREAM CORP                Common Stocks  97381W104       3,971     306,412             SOLE                 306,412      0    0
WRIGHT EXPRESS CORP            Common Stocks  98233Q105       5,204      99,948             SOLE                  99,948      0    0